Trade receivables and contract assets - Summary of Financial Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Trade receivables	€ 36,347	€ 27,646
Trade receivable from associates	1,786	648
Allowance for expected credit losses	(4,190)	(4,482)
Total	33,943	23,812
Contract assets	40,800	23,890
Allowance for expected credit losses	(183)	(115)
Total	€ 40,617	€ 23,775